Supplement dated December 23, 2009

to the Prospectuses and Statements of Additional Information

(A, B, C, F, P, R2, and R3, as applicable)

LORD ABBETT AFFILIATED FUND

LORD ABBETT BLEND TRUST

Lord Abbett Small Cap Blend Fund

LORD ABBETT BOND DEBENTURE FUND

LORD ABBETT DEVELOPING GROWTH FUND

LORD ABBETT MID CAP VALUE FUND

LORD ABBETT INVESTMENT TRUST

Lord Abbett Strategic Allocation Funds

- Balanced Strategy Fund

- Diversified Equity Strategy Fund

- Diversified Income Strategy Fund

- Growth & Income Strategy Fund

LORD ABBETT MUNICIPAL INCOME FUND

Lord Abbett National Tax Free Fund

Lord Abbett California Tax Free Fund

Lord Abbett Connecticut Tax Free Fund

Lord Abbett Hawaii Tax Free Fund

Lord Abbett Missouri Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

LORD ABBETT MUNICIPAL INCOME TRUST

Lord Abbett Georgia Tax Free Trust

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett Intermediate Tax Free Fund

Lord Abbett Pennsylvania Tax Free Trust

Lord Abbett Short Duration Tax Free Fund

LORD ABBETT RESEARCH FUND

Lord Abbett Capital Structure Fund
  (formerly America’s Value Fund)

Lord Abbett Classic Stock Fund
  (formerly Large Cap Core Fund)

Lord Abbett Growth Opportunities Fund

Lord Abbett Small Cap Value Fund

LORD ABBETT SECURITIES TRUST

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund
  (formerly All Value Fund)

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large Cap Value Fund

Lord Abbett Micro Cap Growth Fund

Lord Abbett Micro Cap Value Fund

Lord Abbett Value Opportunities Fund

LORD ABBETT STOCK APPRECIATION
    FUND (formerly Large Cap Growth Fund)

LORD ABBETT U.S. GOVERNMENT &
    GOVERNMENT SPONSORED ENTERPRISES
    MONEY MARKET FUND

The following amends certain information, as described below, in each of the above-referenced Funds’ Prospectus and Statement of Additional Information:

Effective March 31, 2010 (the “Effective Date”), each Fund will no longer make its Class B shares available for purchase by new or existing investors. As of the Effective Date, Class B shares will only be issued: (i) upon the exchange of Class B shares from another Lord Abbett Fund; or (ii) to purchase shares in connection with a reinvestment of a dividend and/or capital gain distribution. Any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by the Funds (or their authorized agents) after 4:00 p.m. Eastern time on the Effective Date will be deemed to be a purchase order for Class A shares and would be subject to any applicable Class A sales charge.

After the Effective Date, Class B shareholders who participate in automatic investment programs will no longer be able to make automatic investments into Class B shares. Shareholders that want to continue their participation in automatic investment programs must make an election prior to the Effective Date to change their automatic investments to purchase either Class A or Class C shares. If we receive no election from a shareholder before the Effective Date regarding their automatic investment program, the program will terminate on the Effective Date.

Shareholders owning Class B shares as of the Effective Date may continue to hold those shares (and any Class B shares acquired after the Effective Date pursuant to an exchange or distribution reinvestment). As described in each Fund’s Prospectus, Class B shares will continue to be subject to any applicable contingent deferred sales charge and automatically will convert to Class A shares after approximately 8 years from the date of purchase.

Please retain this document for your future reference.

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